FINANCIAL RESULTS, NET (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance income and expenses
Interests on debts (*)	$ (4,542)	$ (1,138)	$ (1,736)
Foreign currency exchange losses on debts (**)	(29,620)	780	1,086
Other Foreign currency exchange gains (losses) (***)	190	141	55
Total Debt financial expenses	(33,972)	(217)	(595)
Interests and gains on investments	1,898	353	409
Taxes and bank expenses	(1,646)	(745)	(733)
Other Foreign currency exchange gains (losses) (***)	1,402	(476)	(665)
Financial discounts on assets, debts and other	7	16	55
Gains (losses) on Operations with Notes and Bonds	780	(43)	(11)
Interests on Provisions	(604)	(78)	(77)
Financial expenses on pension benefits	(72)
RECPAM	13,403	1,907	5,547
Other	9	(4)	94
Total other financial results, net	15,177	930	4,619
Financial results, net	(18,795)	$ 713	$ 4,024
NDF
Finance income and expenses
Interests on debts (*)	7
Foreign currency exchange losses on debts (**)	1,116
Other Foreign currency exchange gains (losses) (***)	$ (130)